Financial Assets and Liabilities - Summary of Impact of Hedged Items on Consolidated Statements of Financial Position (Detail) - Interest rate risk [member] - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (1,303)	₱ (745)
Cost of hedging reserve	77	70
Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(438)	(19)
Cost of hedging reserve	4	15
US$300M Term Loan [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(273)	(273)
Hundred PNB [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(11)	(11)
Two Hundred MUFG Bank Ltd [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(8)	(47)
Cost of hedging reserve	2	6
US$300M Notes 2031 [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(1,011)	(414)
Cost of hedging reserve	75	64
Two Hundred Mizuho [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(1)
Hundred Mizuho [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(9)	(18)
Cost of hedging reserve		₱ 15
US$140M PNB [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(429)
Cost of hedging reserve	₱ 4